RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 9, 2021, the Sponsor acquired 4,312,500 shares of common stock of the Company (the “Founder Shares”) for an aggregate purchase price of $25,000. On June 16, 2021, the Sponsor transferred 1,207,500 of the Founder Shares to an affiliate of A.G.P. for $7,000. On November 22, 2021, the Company effected a 2 for 3 reverse stock split of its common stock, and A.G.P. sold back to the Sponsor 55,000 Founder Shares for $478, such that the Sponsor owns an aggregate of 2,125,000 Founder Shares, and A.G.P. owns 750,000 Founder Shares. Up to 375,000 Founder Shares (including the Founder Shares transferred to an affiliate of A.G.P.) were subject to forfeiture by the subscribers in case the underwriters did not fully exercise their over-allotment option. Since the underwriters exercised the overallotment option in full on January 14, 2022, none of the Founder Shares are subject to forfeiture any longer.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Business Combination or (B) subsequent to the Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities, or other property.

Promissory Note – Related Party

On June 9, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This Note was amended to become payable on the earlier of the IPO or December 31, 2022. The Note was non-interest bearing and became payable on the consummation of the IPO (January 14, 2022). On December 31, 2021, the balance outstanding on the Note was $80,000 which was subsequently repaid on January 14, 2022 in full.

On September 20, 2024, the Company entered into a promissory note with the Sponsor for $230,000, pursuant to which the Company can borrow up to an aggregate principal amount of $230,000. The Promissory Note, with an interest rate of 10% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion. As of September 30, 2024, the Company had borrowed the full $230,000 and nothing was available for withdrawal. The Company deemed the interest on the loan to be immaterial and as such did not record any interest relating to the note as of September 30, 2024.

Loans Payable

On July 27, 2023, the Company entered into a promissory note with Cycurion for $200,000, pursuant to which the Company can borrow up to an aggregate principal amount of $200,000. The Promissory Note, with an interest rate of 5% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion, or January 11, 2024. If the Company defaults on the loan, or the business combination does not occur, the Company will owe all principal and accrued interest thereto to Cycurion. Cycurion may not seek recourse against any money held in the Trust Account established pursuant the Borrower’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, nor any of the Company’s directors, officers, and any affiliate. As of September 30, 2024, the Company has borrowed $554,269 and accrued approximately $21,906 in interest. As of December 31, 2023, the Company has borrowed $200,000 and accrued approximately $4,222 in interest. On January 26, 2024, the Company and Cycurion amended the Promissory Note to increase its amount to $300,000 and extend the maturity date to the earlier of the consummation of the Business Combination or April 11, 2024. On April 4, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date to the earlier of the consummation of the Business Combination or July 11, 2024. On May 3, 2024, the Company and Cycurion amended the Promissory Note to increase its principal amount to $554,269. On July 2, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date of this note to the earlier of the consummation of the Business Combination or October 11, 2024. On October 9, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date of this note to the earlier of the consummation of the Business Combination or January 11, 2025.

Due from Cycurion

On September 20, 2024, the Company Cycurion entered into a promissory note with the Company for $185,000, pursuant to which the Cycurion can borrow up to an aggregate principal amount of $185,000. The Promissory Note, with an interest rate of 10% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion, or six months following the date of the promissory note. If the Company defaults on the loan, or the business combination does not occur, the Company will owe all principal and accrued interest thereto to the Company. As of September 30, 2024, Cycurion had borrowed the full amount of $185,000 with no amounts available for withdrawal. The Company deemed the interest on the loan to be immaterial and as such did not record any interest relating to the note as of September 30, 2024.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company.

Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. These units would be identical to the Private Placement Units. As of September 30, 2024 and December 31, 2023, there were no Working Capital Loans outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 9, 2021, the Sponsor acquired 4,312,500 shares of common stock of the Company (the “Founder Shares”) for an aggregate purchase price of $25,000. On June 16, 2021, the Sponsor transferred 1,207,500 of the Founder Shares to A.G.P. for $7,000. On November 22, 2021, the Company effected a 2-for-3 reverse stock split of its common stock, and A.G.P. sold back to the Sponsor 55,000 Founder Shares for $478, such that the Sponsor owns an aggregate of 2,125,000 Founder Shares, and A.G.P. owns 750,000 Founder Shares. Up to 375,000 Founder Shares (including the Founder Shares transferred to A.G.P.) were subject to forfeiture by the subscribers in case the underwriters did not fully exercise their over-allotment option. Since the underwriters exercised the overallotment option in full on January 14, 2022, none of the Founder Shares are subject to forfeiture any longer.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Business Combination or (B) subsequent to the Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities, or other property.

Promissory Note – Related Party

On June 9, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This Note was amended to become payable on the earlier of the IPO or December 31, 2022. The Note was non-interest bearing and became payable on the consummation of the IPO (January 14, 2022). On December 31, 2021, the balance outstanding on the Note was $80,000 which was subsequently repaid on January 14, 2022 in full.

Loan Payable

On July 27, 2023, the Company entered into a promissory note with Cycurion for $200,000, pursuant to which the Company can borrow up to an aggregate principal amount of $200,000. The Promissory Note, with an interest rate of 5% per annum is payable upon the sooner of the consummation of the Business Combination with Cycurion, or January 11, 2024. If the Company defaults on the loan, or the business combination does not occur, the Company will owe all principal and accrued interest thereto to Cycurion. Cycurion may not seek recourse against any money held in the Trust Account established pursuant the Borrower’s investment management trust agreement, dated as of January 11, 2022, as amended, by and between the Company and Equiniti Trust Company, nor any of the Company’s directors, officers, and any affiliate. As of December 31, 2023, the Company has borrowed $200,000 and accrued approximately $4,222 in interest. No amounts were borrowed as of December 31, 2022. On January 26, 2024, the Company and Cycurion amended the Promissory Note to increase its amount to $300,000 and extend the maturity date to the earlier of the consummation of the Business Combination or April 11, 2024. On April 4, 2024, the Company and Cycurion amended the Promissory Note to extend the maturity date to the earlier of the consummation of the Business Combination or July 11, 2024.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company.

Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. These units would be identical to the Private Placement Units. As of December 31, 2023 and 2022, there were no Working Capital Loans outstanding.